UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GSCP (NJ), L.P.
          --------------------------
Address:  500 Campus Dr., Suite 220
          --------------------------
          Florham Park, NJ 07932
          ---------------------------

Form 13F File Number: 28- 10125
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard T. Allorto, Jr.
       --------------------------
Title: Vice President Finance
       --------------------------
Phone: 973-593-5413
       --------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.            Florham Park, NJ               8/21/08
---------------------------            ----------------               -------
       [Signature]                       [City, State]                 Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      Form 13F File Number        Name

      28-__________________       __________________________


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                        -------
Form 13F Information Table Entry Total: 1
                                        -------
Form 13F Information Table Value Total: $12,490
                                        -------
                                      (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number               Name

___   28-_________________               ___________________________


[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE


   COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8
   --------               --------    --------    --------        --------         --------      --------         --------

                                                   VALUE     PRN           PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS  CUSIP     (X$1000)   AMT   SH/PRN  CALL   DISCRETION    MANAGERS   SOLE     SHARED   NONE
  --------------        --------------  -----     --------   ---   ------  ----   ----------    --------   ----     ------   ----
----------------------------------------------------------------------------------------------------------------------------------
GSC Investment Corp.        Com       362493108    12,490   960,022  SH              Sole         None               Sole
----------------------------------------------------------------------------------------------------------------------------------


[Repeat as necessary]